Note R - Segment Information (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | Banking [Member]
Concentration Risk, Percentage	92.90%	92.70%	91.60%